As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

First Sentier Global Listed Infrastructure Fund
Class I | FLIIX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the First Sentier Global Listed Infrastructure Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$129,573,369
Number of Holdings	43
Portfolio Turnover	35%
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
American Electric Power Co., Inc.	4.9%
Transurban Group	4.9%
Duke Energy Corp.	4.7%
National Grid PLC	4.5%
Xcel Energy, Inc.	4.0%
Cheniere Energy, Inc.	3.7%
Getlink SE	3.6%
Norfolk Southern Corp.	3.4%
CSX Corp.	3.2%
Public Service Enterprise Group, Inc.	3.1%
Sector Breakdown (%)
Geographic Breakdown (%)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstsentierfunds.com/en/insto/documents.html?.
First Sentier Global Listed Infrastructure Fund	PAGE 1	TSR-SAR-00770X386

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your First Sentier Investors (US) LLC documents not be householded, please contact First Sentier Investors (US) LLC at 1-888-898-5040, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by First Sentier Investors (US) LLC or your financial intermediary.
First Sentier Global Listed Infrastructure Fund	PAGE 2	TSR-SAR-00770X386

First Sentier American Listed Infrastructure Fund
Class I | FLIAX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the First Sentier American Listed Infrastructure Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,614,296
Number of Holdings	30
Portfolio Turnover	38%
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
CSX Corp.	6.3%
Duke Energy Corp.	6.2%
Norfolk Southern Corp.	6.0%
American Electric Power Co., Inc.	5.9%
Cheniere Energy, Inc.	5.8%
American Tower Corp.	5.5%
Xcel Energy, Inc.	5.0%
ONEOK, Inc.	4.7%
Exelon Corp.	4.6%
Crown Castle, Inc.	4.0%
Sector Breakdown (%)

Utilities
49.5%
Energy
18.0%
Industrials
17.7%
Real Estate
12.6%
Cash & Other
2.2%

*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstsentierfunds.com/en/insto/documents.html?.
First Sentier American Listed Infrastructure Fund	PAGE 1	TSR-SAR-00770X329

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your First Sentier Investors (US) LLC documents not be householded, please contact First Sentier Investors (US) LLC at 1-888-898-5040, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by First Sentier Investors (US) LLC or your financial intermediary.
First Sentier American Listed Infrastructure Fund	PAGE 2	TSR-SAR-00770X329

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

First Sentier Funds
FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND
CLASS I (FLIIX)
FIRST SENTIER AMERICAN LISTED INFRASTRUCTURE FUND
CLASS I (FLIAX)
Semi-Annual Financial Statements
April 30, 2025

First Sentier Global Listed Infrastructure Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Airport Services - 9.4%
Aeroports de Paris SA	15,490	$1,936,972
Beijing Capital International Airport Co. Ltd. - Class H(a)	3,568,000	1,286,236
Flughafen Zurich AG	14,317	3,607,636
Grupo Aeroportuario del Pacifico SAB de CV - Class B	173,420	3,514,119
Japan Airport Terminal Co. Ltd.	62,100	1,786,179
		12,131,142
Construction & Engineering - 1.9%
Vinci SA	17,265	2,425,166
Electric Utilities - 24.7%
American Electric Power Co., Inc.	59,159	6,409,286
Duke Energy Corp.	49,718	6,066,590
Evergy, Inc.	49,786	3,440,213
Eversource Energy	55,765	3,316,902
Exelon Corp.	60,903	2,856,351
NextEra Energy, Inc.	19,816	1,325,294
PG&E Corp.	204,413	3,376,903
Xcel Energy, Inc.	73,963	5,229,184
		32,020,723
Environmental & Facilities Services - 1.1%
GFL Environmental, Inc.	28,053	1,399,845
Gas Utilities - 4.1%
AltaGas Ltd.	46,000	1,361,381
ENN Energy Holdings Ltd.	252,000	1,989,384
UGI Corp.	60,770	1,992,648
		5,343,413
Highways & Railtracks - 14.7%
Atlas Arteria Ltd.	834,415	2,763,877
CCR SA	1,207,200	2,867,423
Getlink SE	243,154	4,617,057
Promotora y Operadora de Infraestructura SAB de CV	210,687	2,357,464
Transurban Group	709,747	6,395,787
		19,001,608
Independent Power Producers & Energy Traders - 2.2%
AES Corp.	51,496	514,960
RWE AG	60,871	2,363,871
		2,878,831
Integrated Telecommunication Services - 2.4%
China Tower Corp. Ltd. - Class H(b)	1,119,716	1,621,883
Infrastrutture Wireless Italiane SpA(b)	131,090	1,565,495
		3,187,378

The accompanying notes are an integral part of these financial statements.

1

First Sentier Global Listed Infrastructure Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Multi-Utilities - 11.8%
Dominion Energy, Inc.	66,023	$3,590,331
Hera SpA	393,872	1,864,679
National Grid PLC	406,245	5,863,754
Public Service Enterprise Group, Inc.	50,129	4,006,811
		15,325,575
Oil & Gas Storage & Transportation - 9.0%
Cheniere Energy, Inc.	20,700	4,783,977
DT Midstream, Inc.	11,121	1,080,961
ONEOK, Inc.	47,110	3,870,558
Targa Resources Corp.	11,539	1,972,015
		11,707,511
Rail Transportation - 10.5%
Canadian Pacific Kansas City Ltd.	47,500	3,450,004
CSX Corp.	146,993	4,126,093
Norfolk Southern Corp.	19,375	4,340,969
West Japan Railway Co.	78,700	1,655,533
		13,572,599
Water Utilities - 2.4%
Severn Trent PLC	83,461	3,104,505
TOTAL COMMON STOCKS (Cost $113,756,642)		122,098,296
REAL ESTATE INVESTMENT TRUSTS - 6.3%
Telecom Tower REITs - 6.3%
American Tower Corp.	12,464	2,809,510
Crown Castle, Inc.	24,874	2,630,674
SBA Communications Corp.	11,234	2,734,356
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,656,928)		8,174,540
TOTAL INVESTMENTS - 100.5% (Cost $121,413,570)		$130,272,836
Liabilities in Excess of Other Assets - (0.5)%		(699,467)
TOTAL NET ASSETS - 100.0%		$129,573,369

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $3,187,378 or 2.4% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

2

First Sentier Global Listed Infrastructure Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)
Allocation of Portfolio Holdings by Country as of April 30, 2025
(% of Net Assets)

United States	$70,474,586	54.4%
Australia	9,159,664	7.1
France	8,979,195	6.9
United Kingdom	8,968,260	6.9
Canada	6,211,229	4.8
Mexico	5,871,583	4.5
China	4,897,503	3.8
Switzerland	3,607,636	2.8
Japan	3,441,712	2.7
Italy	3,430,174	2.6
Brazil	2,867,423	2.2
Germany	2,363,871	1.8
Liabilities in Excess of Other Assets	(699,467)	(0.5)
	$ 129,573,369	100.0%

The accompanying notes are an integral part of these financial statements.

3

First Sentier American Listed Infrastructure Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.2%
Electric Utilities - 36.0%(a)
American Electric Power Co., Inc.	1,970	$213,430
Duke Energy Corp.	1,830	223,297
Evergy, Inc.	1,965	135,781
Eversource Energy	1,805	107,361
Exelon Corp.	3,535	165,791
Hawaiian Electric Industries, Inc.(b)	3,421	35,921
NextEra Energy, Inc.	1,774	118,645
PG&E Corp.	7,238	119,572
Xcel Energy, Inc.	2,564	181,275
		1,301,073
Environmental & Facilities Services - 1.0%
GFL Environmental, Inc.	755	37,674
Gas Utilities - 2.5%
UGI Corp.	2,782	91,222
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	1,444	14,440
Multi-Utilities - 10.4%
Black Hills Corp.	1,024	62,361
Dominion Energy, Inc.	2,420	131,600
National Grid PLC - ADR	795	58,035
Public Service Enterprise Group, Inc.	1,572	125,650
		377,646
Oil & Gas Storage & Transportation - 18.0%
Cheniere Energy, Inc.	904	208,923
DT Midstream, Inc.	382	37,130
Kinder Morgan, Inc.	4,491	118,113
ONEOK, Inc.	2,074	170,400
Targa Resources Corp.	650	111,085
Williams Cos., Inc.	73	4,276
		649,927
Rail Transportation - 16.7%
Canadian Pacific Kansas City Ltd.	256	18,552
CSX Corp.	8,048	225,908
Norfolk Southern Corp.	967	216,656
Union Pacific Corp.	654	141,042
		602,158
Renewable Electricity - 0.2%
XPLR Infrastructure LP	665	5,480
TOTAL COMMON STOCKS (Cost $2,948,490)		3,079,620

The accompanying notes are an integral part of these financial statements.

4

First Sentier American Listed Infrastructure Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 12.6%
Telecom Tower REITs - 12.6%
American Tower Corp.	884	$199,262
Crown Castle, Inc.	1,369	144,786
SBA Communications Corp.	455	110,747
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $412,906)		454,795
TOTAL INVESTMENTS - 97.8% (Cost $3,361,396)		$3,534,415
Other Assets in Excess of Liabilities - 2.2%		79,881
TOTAL NET ASSETS - 100.0%		$3,614,296

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

5

First Sentier Funds
STATEMENTS OF ASSETS AND LIABILITIES
at April 30, 2025 (Unaudited)

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
ASSETS
Investments, at value (cost $121,413,570 and $3,361,396, respectively)	$130,272,836	$3,534,415
Cash	2,127,984	44,309
Foreign cash, at value (cost $353,304 and $148, respectively)	353,707	147
Receivables
Securities sold	168,064	74,099
Dividends and interest	89,848	2,333
Dividend tax reclaim	59,173	—
Due from Adviser (Note 4)	—	18,763
Prepaid expenses	12,404	21,045
Total assets	133,084,016	3,695,111
LIABILITIES
Payables
Fund shares redeemed	3,410,340	—
Securities purchased	—	56,070
Due to Adviser	59,575	—
Administration and fund accounting fees	6,034	7,708
Audit fees	10,062	10,063
Shareholder servicing fees	11,095	—
Transfer agent fees and expenses	2,735	1,488
Legal fees	934	1,048
Custody fees	7,153	3,250
Chief Compliance Officer fee	1,188	1,188
Other accrued expenses	1,531	—
Total liabilities	3,510,647	80,815
NET ASSETS	$129,573,369	$3,614,296
CALCULATION OF NET ASSET VALUE PER SHARE
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	11,068,467	354,617
Net asset value, redemption price and offering price per share	$11.71	$10.19
Components of Net Assets
Paid-in capital	$117,716,585	$3,378,672
Total accumulated earnings	11,856,784	235,624
Net assets	$129,573,369	$3,614,296

The accompanying notes are an integral part of these financial statements.

6

First Sentier Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2025 (Unaudited)

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
NET INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $45,682 and $9, respectively)	$ 1,800,714	$47,835
Total income	1,800,714	47,835
Expenses
Advisory fees (Note 4)	480,028	13,423
Administration and fund accounting fees (Note 4)	78,673	57,652
Shareholder servicing fees (Note 5)	64,004	—
Transfer agent fees and expenses (Note 4)	25,246	11,338
Custody fees (Note 4)	23,404	5,903
Trustee fees and expenses	13,385	13,467
Registration fees	12,348	9,993
Audit fees	10,413	10,413
Chief Compliance Officer fees (Note 4)	7,439	7,439
Legal fees	4,759	4,628
Miscellaneous	4,369	4,275
Shareholder reporting	2,041	1,665
Insurance expense	1,841	1,266
Total expenses before fee waiver and expense reimbursement	727,950	141,462
Less: advisory fees waived and expenses reimbursed by Adviser (Note 4)	(119,914)	(128,040)
Net expenses	608,036	13,422
Net investment income	1,192,678	34,413
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on transactions from:
Investments	3,555,135	127,499
Foreign currency	(8,517)	69
Net change in unrealized appreciation/(depreciation) on:
Investments	2,647,630	(162,590)
Foreign currency	13,424	(1)
Net realized and unrealized gain/(loss) on investments and foreign currency	6,207,672	(35,023)
Net increase/(decrease) in net assets resulting from operations	$ 7,400,350	$(610)

The accompanying notes are an integral part of these financial statements.

7

First Sentier Global Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,192,678	$3,077,216
Net realized gain/(loss) on transactions from:
Investments	3,555,135	3,099,879
Foreign currency	(8,517)	(42,072)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,647,630	18,539,662
Foreign currency	13,424	(4,428)
Net increase in net assets resulting from operations	7,400,350	24,670,257
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(6,225,771)	(2,689,587)
Total dividends and distributions	(6,225,771)	(2,689,587)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,295,125	16,102,957
Proceeds from shares issued in reinvestment of dividends	6,172,693	2,665,393
Cost of shares redeemed	(10,751,503)	(15,739,135)
Net increase in net assets resulting from capital share transactions	716,315	3,029,215
Total increase in net assets	1,890,894	25,009,885
NET ASSETS
Beginning of period	127,682,475	102,672,590
End of period	$ 129,573,369	$127,682,475
CHANGES IN SHARES OUTSTANDING
Shares sold	493,487	1,512,024
Shares issued in reinvestment of dividends	557,606	258,776
Shares redeemed	(933,211)	(1,435,294)
Net increase in shares outstanding	117,882	335,506

The accompanying notes are an integral part of these financial statements.

8

First Sentier American Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$34,413	$70,323
Net realized gain on transactions from:
Investments	127,499	143,130
Foreign currency	69	155
Net change in unrealized appreciation/(depreciation) on:
Investments	(162,590)	555,417
Foreign currency	(1)	9
Net increase/(decrease) in net assets resulting from operations	(610)	769,034
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(206,460)	(80,594)
Total dividends and distributions	(206,460)	(80,594)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	24,950	400,644
Proceeds from shares issued in reinvestment of dividends	153,548	65,880
Cost of shares redeemed	(30)	(54,422)
Net increase in net assets resulting from capital share transactions	178,468	412,102
Total increase/(decrease) in net assets	(28,602)	1,100,542
NET ASSETS
Beginning of period	3,642,898	2,542,356
End of period	$ 3,614,296	$3,642,898
CHANGES IN SHARES OUTSTANDING
Shares sold	2,533	37,925
Shares issued in reinvestment of dividends	15,039	7,256
Shares redeemed	(3)	(5,915)
Net increase in shares outstanding	17,569	39,266

The accompanying notes are an integral part of these financial statements.

9

First Sentier Global Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.66	$9.67	$10.49	$11.93	$10.24	$11.56
Income from investment operations:
Net investment income	0.11	0.29	0.24	0.19	0.19	0.13
Net realized and unrealized gain/(loss) on investments and foreign currency	0.51	1.96	(0.55)	(0.90)	1.77	(1.10)
Total from investment operations	0.62	2.25	(0.31)	(0.71)	1.96	(0.97)
Less dividends and distributions:
Dividends from net investment income	(0.28)	(0.26)	(0.18)	(0.21)	(0.13)	(0.16)
Distributions from net realized gains	(0.29)	—	(0.33)	(0.52)	(0.14)	(0.19)
Total dividends and distributions	(0.57)	(0.26)	(0.51)	(0.73)	(0.27)	(0.35)
Net asset value, end of period	$11.71	$11.66	$9.67	$10.49	$11.93	$10.24
Total return	5.64% +	23.64%	−3.51%	−6.30%	19.36%	−8.62%
Supplemental data and ratios:
Net assets, end of period (thousands)	$129,573	$127,682	$102,673	$76,782	$70,588	$56,463
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	1.14% ++	1.13%	1.17%	1.24%	1.30%	1.50%
After fee waivers and expense reimbursement	0.95% ++	0.95%	0.95%	0.95%	0.95%	0.94%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	1.67% ++	2.39%	2.15%	1.49%	1.34%	1.05%
After fee waivers and expense reimbursement	1.86% ++	2.57%	2.37%	1.78%	1.69%	1.61%
Portfolio turnover rate	34.59% +	64.63%	41.43%	43.81%	56.09%	61.67%

+ Not annualized.
++ Annualized.
The accompanying notes are an integral part of these financial statements.

10

First Sentier American Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,			December 29, 2020* through October 31, 2021
		2024	2023	2022
Net asset value, beginning of period	$10.81	$8.54	$10.95	$12.12	$10.00
Income from investment operations:
Net investment income	0.10	0.21	0.18	0.23	0.09
Net realized and unrealized gain/(loss) on investments and foreign currency	(0.11)	2.33	(0.69)	(0.70)	2.03
Total from investment operations	(0.01)	2.54	(0.51)	(0.47)	2.12
Less dividends and distributions:
Dividends from net investment income	(0.21)	(0.19)	(0.24)	(0.14)	—
Distributions from net realized gains	(0.40)	(0.08)	(1.66)	(0.56)	—
Total dividends and distributions	(0.61)	(0.27)	(1.90)	(0.70)	—
Net asset value, end of period	$10.19	$ 10.81	$8.54	$10.95	$12.12
Total return	−0.08% +	30.35%	−6.83%	−4.23%	21.20% +
Supplemental data and ratios:
Net assets, end of period (thousands)	$3,614	$ 3,643	$2,542	$2,173	$5,469
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	7.90% ++	8.80%	10.15%	6.67%	6.45% ++
After fee waivers and expense reimbursement	0.75% ++	0.75%	0.75%	0.75%	0.75% ++
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(5.23%) ++	(5.68%)	(7.37%)	(4.44%)	(4.36%) ++
After fee waivers and expense reimbursement	1.92% ++	2.37%	2.03%	1.48%	1.34% ++
Portfolio turnover rate	38.49% +	82.30%	78.02%	73.76%	58.21% +

+	Not annualized.
++	Annualized.
*	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

11

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund”) and the First Sentier American Listed Infrastructure Fund (the “American Listed Fund”), (each, a “Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Global Listed Fund is diversified and the American Listed Fund is non-diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Global Listed Fund and the American Listed Fund is to seek to achieve growth of capital and inflation-protected income. The Global Listed Fund and the American Listed Fund currently offer Class I shares. The Global Listed Fund’s Class I shares commenced operations on February 28, 2017. The American Listed Fund’s Class I shares commenced operations on December 29, 2020.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income, Expenses and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific lot identification. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Foreign Securities: The Global Listed Fund may invest up to 75% of its net assets in securities of foreign companies, including but not limited to depositary receipts. Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.

12

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
E.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

I.
Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Funds’ financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly

13

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) (4:00 p.m. EST).
Equity Securities: Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value per share, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service. All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. EST.

14

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
For foreign securities traded on foreign exchanges, First Sentier Investments (US) LLC (the “Adviser”) has selected ICE Data Services’ Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of each Fund’s securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the fair value hierarchy. The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2025:
Global Listed Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$77,250,282	$44,848,014	$—	$122,098,296
Real Estate Investment Trusts	8,174,540	—	—	8,174,540
Total Assets	$85,424,822	$44,848,014	$—	$130,272,836

American Listed Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,079,620	$—	$—	$3,079,620
Real Estate Investment Trusts	454,795	—	—	454,795
Total Assets	$3,534,415	$—	$—	$3,534,415

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered

15

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of each Fund’s net assets. For the six months ended April 30, 2025, the Funds did not enter into derivatives transactions.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. The Funds each pay fees calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has delegated the day-to-day investment management of the Funds to First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”). The Sub-Adviser is compensated by the Adviser from the management fees paid to the Adviser. The sub-advisory fee to be received by the Sub-Adviser is 0.60% of average daily net assets. The percentage of compensation the Sub-Adviser receives from the Adviser is subject to adjustment according to the Adviser’s transfer pricing methodology and therefore is subject to change. For the six months ended April 30, 2025, the Global Listed Fund and the American Listed Fund incurred advisory fees of $480,028 and $13,423, respectively.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses such as the shareholder servicing plan fee) to the extent necessary to limit each Fund’s total annual fund operating expenses as a percent of average daily net assets as follows:

Global Listed Fund	0.85%
American Listed Fund	0.75%

Any such reduction made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended April 30, 2025, the Adviser reduced its fees in the amount of $119,914 and $128,040 in the Global Listed Fund and the American Listed Fund, respectively. No amounts were recouped by the Adviser. The expense limitation will remain in effect through at least February 27, 2026 and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	10/31/2025	10/31/2026	10/31/2027	4/30/2028	Total
Global Listed Fund	$108,106	$213,175	$208,447	$119,914	$649,642
American Listed Fund	120,361	236,102	239,112	128,040	723,615

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2025 are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

16

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
NOTE 5 – SHAREHOLDER SERVICING FEE
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of each Funds’ average daily net assets. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. The shareholder servicing fees accrued by the Funds for the six months ended April 30, 2025 are disclosed in the statements of operations.
NOTE 6 – LINE OF CREDIT
The Global Listed Fund has a secured line of credit in the amount of $5,000,000. Borrowing on the line of credit is limited to the lower of 15% of portfolio market value or 33.33% of unencumbered assets. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended April 30, 2025, the Fund did not draw on its line of credit. At April 30, 2025, the Fund did not have any outstanding loan amounts.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Global Listed Fund	$44,392,542	$47,586,666
American Listed Fund	1,386,162	1,390,694

The Funds had no purchases or sales of U.S. government securities during the six months ended April 30, 2025.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the six months ended April 30, 2025 and the year ended October 31, 2024 was as follows:

Global Listed Fund	April 30, 2025	October 31, 2024
Ordinary income	$3,032,706	$2,689,587
Long-term capital gains	3,193,065	—

American Listed Fund	April 30, 2025	October 31, 2024
Ordinary income	$69,984	$55,334
Long-term capital gains	136,476	25,260

17

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
As of October 31, 2024, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Global Listed Fund	American Listed Fund
Cost of investments(a)	$122,209,391	$3,323,398
Gross unrealized appreciation	$12,824,496	$381,118
Gross unrealized depreciation	(7,687,714)	(128,876)
Net unrealized appreciation(a)	5,136,782	252,242
Net unrealized depreciation on foreign currency	(7,270)	(1)
Undistributed ordinary income	3,014,244	144,966
Undistributed long-term capital gain	2,538,449	45,487
Total distributable earnings	5,552,693	190,453
Other accumulated earnings/(losses)	—	—
Total accumulated earnings/(losses)	$10,682,205	$442,694

(a)	The difference between book-basis and tax-basis cost and net unrealized depreciation is attributable primarily to wash sales and partnerships.
During the year ended October 31, 2024, the Global Listed Fund utilized $376,490 in short-term capital loss carryforwards.
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of the Funds’ investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Infrastructure Companies Risk (Both Funds). Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

18

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.
Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.
•
Concentration Risk (Both Funds). Since the securities of companies in the same industry or group of industries will comprise a significant portion of each Fund’s portfolio, the Funds will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.

•
Emerging Markets Risk (Global Listed Fund). Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.

•
Stapled Securities Risk (Both Funds). A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

•
Real Estate Investment Trust (REIT) Risk (Both Funds). Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Funds will bear a proportionate share of those expenses.

•
Limited Partnership and Master Limited Partnerships Risk (Global Listed Fund). Investments in securities (units) of partnerships, including Master Limited Partnerships (“MLPs”), involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments.  In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid.  Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Non-Diversification Risk (American Listed Fund). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.

19

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of April 30, 2025:

Fund	Shareholder	Percent of Shares Held
Global Listed Fund	Capinco, c/o U.S. Bank N.A.	97.84%
American Listed Fund	Randy Paas IRA, c/o U.S. Bank N.A.	63.99%
	Maril & Co., c/o Reliance Trust Company	25.07%

NOTE 11 – OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

20

First Sentier Funds
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

21

First Sentier Funds
Approval of Investment Advisory Agreement (Unaudited)
First Sentier Global Listed Infrastructure Fund
First Sentier American Listed Infrastructure Fund
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, on behalf of the First Sentier Global Listed Infrastructure Fund (“Global Listed Fund”) and First Sentier American Listed Infrastructure Fund (“American Listed Fund”) (each a “Fund” and collectively the “Funds”), the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisers Series Trust (the “Trust”) and First Sentier Investors (US) LLC (the “Adviser”) and the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, the Adviser and First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”). The Adviser and Sub-Adviser will be referred to together as the “Advisers,” and the Advisory Agreement and Sub-Advisory Agreement will be referred to together as the “Advisory Agreements.” At both meetings, the Board received and reviewed substantial information regarding the Funds, the Advisers and the services provided by the Advisers to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1.
The nature, extent and quality of the services provided and to be provided by the Advisers under the Advisory Agreements. The Board considered the nature, extent and quality of the Advisers’ overall services provided to the Funds, as well as their specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisers involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisers, including information regarding the Advisers’ compliance program, chief compliance officer and the Advisers’ compliance record, as well as the Advisers’ cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Advisers and the Trust, as well as the Board’s knowledge of the Advisers’ operations, and noted that during the course of the prior year they had met with certain personnel of the Advisers in person to discuss the Funds’ performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Advisers had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisers. In assessing the quality of the portfolio management delivered by the Advisers, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2024, on both an absolute basis and a relative basis in comparison to their peer funds utilizing a Morningstar classification, an appropriate securities market benchmark, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisers’ similarly managed accounts, if applicable. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing each Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

22

First Sentier Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
American Listed Fund: The Board noted that the Fund outperformed the average of its Morningstar peer group and Cohort for the one- and three-year periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-year period and underperformed for the three-year period, all periods ended June 30, 2024.
The Board also considered any differences in performance between the Advisers’ similarly managed separate accounts and the performance of the Fund, noting that the Fund performed in line with the similarly managed composite for the one-year period and outperformed the three-year period, all periods ended June 30, 2024.
Global Listed Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one- and three-year periods and underperformed for the five-year period, all periods ended June 30, 2024. The Board also considered that the Fund underperformed the Cohort’s average for the one-, three- and five-year periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three- and five-year periods ended June 30, 2024.
The Board also considered any differences in performance between the Advisers’ similarly managed separate accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed composite for the one-, three- and five-year periods ended June 30, 2024.
3.
The costs of the services to be provided by the Advisers and the structure of the Advisers’ fees under the Advisory Agreements. In considering the advisory and sub-advisory fees and total expenses of the Funds, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort, and the Advisers’ similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements for the Funds. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of those accounts that might be germane to the difference, if any, in the fees charged to such accounts.

American Listed Fund: The Board noted that the Adviser had contractually agreed to limit the annual expense ratio for the Fund to no more than 0.75%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board also noted that the Fund’s net expense ratio and contractual management fee was below the average and median of its Cohort.
Global Listed Fund: The Board noted that the Adviser had contractually agreed to limit the annual expense ratio for the Fund to no more than 0.85%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board also noted that the Fund’s net expense ratio was below the median and above the average of its Cohort, and the contractual management fee was below the average and median of its Cohort.
The Board also considered the services the Adviser provides to its other similarly managed accounts, comparing the fees charged for those management services to the management fees charged to the Fund, noting that none of the other accounts were U.S. registered mutual funds.
The Board determined that it would continue to monitor the appropriateness of the advisory and sub-advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Advisers were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels for each Fund, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
The profits to be realized by the Advisers and their affiliates from their relationship with the Funds. The Board reviewed the Advisers’ financial information and took into account both the direct benefits and the indirect benefits to the Advisers from advising the Funds. The Board considered the profitability to the Advisers from its relationship with the Funds and considered any additional material benefits derived by the

23

First Sentier Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
Advisers from its relationship with the Funds. The Board also considered that the Funds do not charge Rule 12b-1 fees or receive “soft dollar” benefits in exchange for Fund brokerage. After such review, the Board determined that the profitability to the Advisers with respect to the Advisory Agreements was not excessive, and that the Advisers had maintained adequate resources and profit levels to support the services each provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Funds, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisers, including the advisory and sub-advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the Funds would be in the best interest of each Fund and its shareholders.

24

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/7/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	7/7/2025

* Print the name and title of each signing officer under his or her signature.